J.P. MORGAN FUNDS

JPMorgan SmartSpending 2050 Fund

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated February 12, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information dated November 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2019	Managing Director
Anne Lester	2016	Managing Director
Silvia Trillo	2019	Managing Director
Katherine Santiago	2016	Managing Director

In addition, effective immediately, the “The Fund’s Management and Administration – The Portfolio Manager” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

The Fund is managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Fund are Daniel Oldroyd, Anne Lester, Silvia Trillo, and Katherine Santiago. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Lester, Ms. Trillo, Ms. Santiago and the team of investment professions manage the portfolio construction, investment strategy selection and active asset allocation processes for the Fund. Mr. Oldroyd and Ms. Lester are responsible for overseeing the integration of the strategic asset allocation and sample spend down amount with portfolio management and active asset allocation decisions, working closely with Ms. Trillo and Ms. Santiago. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Fund since 2019. Ms. Lester, Managing Director, has been an employee of JPMIM since 1992, a member of Multi-Asset Solutions since 2000 and a portfolio manager of the Fund since its inception. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Fund since 2019. Ms. Santiago is responsible for annual strategic asset allocation and sample spend down amount decisions. Ms. Santiago, Managing Director and CFA charterholder, has been an employee of JPMIM since 2005, a portfolio manager of the Fund since its inception and Global Head of Quantitative Research group.

SUP-SS2050-PM-219

Effective immediately, the “Portfolio Manager – Portfolio Manager’s Other Accounts Managed” section of the Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartSpending 2050 Fund
Daniel Oldroyd[1]	20	$52,871,154	30	$36,408,114	0	$0
Anne Lester	20	54,597,298	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Katherine Santiago	0	0	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartSpending 2050 Fund
Daniel Oldroyd[1]	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Katherine Santiago	0	0	0	0	0	0

1	As of 1/31/19.
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Manager — Portfolio Manager’s Ownership of Securities” section of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
JPMorgan SmartSpending 2050 Fund
Daniel Oldroyd[1]	X
Anne Lester	X
Silvia Trillo[1]	X
Katherine Santiago	X

1	As of 1/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE